Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.3%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$376	$ 367,856
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	413	439,422
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	434	417,964
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	619	585,847
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	536,040
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	342	349,974
Sonic Capital, LLC, Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	477	520,889
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	273	280,143
Wendy's Funding, LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45(1)	1,137	1,160,705
Total Asset-Backed Securities (identified cost $4,571,333)		$4,658,840

Corporate Bonds — 80.4%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 1.1%
Ecolab, Inc., 2.125%, 8/15/50	$333	$ 319,404
Sherwin-Williams Co. (The), 4.50%, 6/1/47	500	668,842
Yara International ASA, 3.148%, 6/4/30(1)	198	214,620
		$ 1,202,866
Communications — 10.0%
AT&T, Inc.:
3.30%, 2/1/52	$306	$ 303,409
3.55%, 9/15/55(1)	1,782	1,776,042
3.65%, 6/1/51	460	481,686
3.65%, 9/15/59(1)	70	70,349
3.80%, 12/1/57(1)	427	445,258
4.90%, 6/15/42	435	542,628
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,395	1,667,267
Comcast Corp.:
2.45%, 8/15/52	621	604,939
4.25%, 1/15/33	305	383,188
Crown Castle Towers, LLC, 3.663%, 5/15/25(1)	487	525,879
Discovery Communications, LLC, 5.20%, 9/20/47	619	806,380
Security	Principal Amount (000's omitted)	Value
Communications (continued)
NBCUniversal Media, LLC, 4.45%, 1/15/43	$1,415	$ 1,854,373
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	227	233,405
2.55%, 2/15/31(1)	126	132,466
4.50%, 4/15/50(1)	410	506,457
Verizon Communications, Inc.:
1.50%, 9/18/30	381	375,295
3.875%, 2/8/29	120	141,382
		$10,850,403
Consumer, Cyclical — 4.9%
Aptiv PLC, 5.40%, 3/15/49	$665	$830,841
Azul Investments, LLP, 5.875%, 10/26/24(1)	265	248,308
Cummins, Inc., 2.60%, 9/1/50	1,000	1,021,633
Ford Motor Co., 4.75%, 1/15/43	410	418,712
Home Depot, Inc. (The):
3.50%, 9/15/56	460	575,188
4.40%, 3/15/45	365	486,001
Magna International, Inc., 2.45%, 6/15/30	300	322,929
Nordstrom, Inc.:
4.375%, 4/1/30	432	426,349
5.00%, 1/15/44	605	568,061
Starbucks Corp., 3.75%, 12/1/47	332	388,473
		$5,286,495
Consumer, Non-cyclical — 7.6%
AbbVie, Inc., 4.30%, 5/14/36	$420	$517,709
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	304	333,591
Block Financial, LLC, 3.875%, 8/15/30	530	572,699
Centene Corp.:
3.375%, 2/15/30	172	181,229
4.625%, 12/15/29	279	310,110
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	220,605
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	205,810
CVS Health Corp.:
4.30%, 3/25/28	349	415,668
5.05%, 3/25/48	1,143	1,549,218
CVS Pass-Through Trust, 6.036%, 12/10/28	191	221,911
Ford Foundation (The), 2.415%, 6/1/50	270	276,011
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319	360,631
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,227	1,327,600
Kroger Co. (The), 3.875%, 10/15/46	415	487,092
Merck & Co., Inc., 2.45%, 6/24/50	416	430,729
Pfizer, Inc., 2.625%, 4/1/30	160	178,617
Royalty Pharma PLC, 3.30%, 9/2/40(1)	315	331,696

Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	$41	$ 43,458
Zoetis, Inc., 4.70%, 2/1/43	210	287,579
		$ 8,251,963
Energy — 1.1%
NuStar Logistics, L.P., 6.375%, 10/1/30	$325	$ 368,769
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	757	811,663
		$ 1,180,432
Financial — 31.9%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$393	$427,224
Aflac, Inc., 3.60%, 4/1/30	1,281	1,508,750
Aon Corp., 2.80%, 5/15/30	209	228,259
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(2)	316	333,556
Banco Santander S.A., 3.80%, 2/23/28	340	385,167
Bank of America Corp.:
2.676% to 6/19/40, 6/19/41(2)	1,030	1,074,778
3.824% to 1/20/27, 1/20/28(2)	2,025	2,326,320
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(2)	1,322	1,498,938
BankUnited, Inc., 5.125%, 6/11/30	679	795,879
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(2)	670	722,930
Brookfield Finance, Inc., 4.70%, 9/20/47	700	885,847
Capital One Financial Corp.:
3.75%, 7/28/26	865	981,159
4.20%, 10/29/25	200	228,352
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(2)(3)	166	185,298
Citigroup, Inc.:
2.976% to 11/5/29, 11/5/30(2)	141	155,326
3.668% to 7/24/27, 7/24/28(2)	211	239,259
3.887% to 1/10/27, 1/10/28(2)	1,945	2,235,265
4.00% to 12/10/25(2)(3)	415	426,931
4.125%, 7/25/28	270	315,932
4.65%, 7/23/48	210	289,463
5.316% to 3/26/40, 3/26/41(2)	400	564,029
Citizens Financial Group, Inc., 2.638%, 9/30/32(1)	590	625,309
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(2)	288	316,836
Digital Realty Trust, L.P.:
3.70%, 8/15/27	490	563,303
4.75%, 10/1/25	415	486,218
Discover Financial Services, 6.125% to 6/23/25(2)(3)	403	455,894
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	1,002	1,155,672
Iron Mountain, Inc., 4.50%, 2/15/31(1)	810	849,488
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
2.522% to 4/22/30, 4/22/31(2)	$450	$ 484,024
2.739% to 10/15/29, 10/15/30(2)	219	238,502
2.956% to 5/13/30, 5/13/31(2)	225	246,958
4.493% to 3/24/30, 3/24/31(2)	300	369,421
Kemper Corp., 2.40%, 9/30/30	338	344,638
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	900	1,004,551
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	334	366,182
MetLife, Inc.:
4.05%, 3/1/45	325	416,716
5.70%, 6/15/35	175	257,844
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(2)	1,980	2,261,670
3.622% to 4/1/30, 4/1/31(2)	449	521,820
4.375%, 1/22/47	265	361,082
Nationwide Building Society:
3.96% to 7/18/29, 7/18/30(1)(2)	404	470,971
4.125% to 10/18/27, 10/18/32(1)(2)	600	656,507
Principal Financial Group, Inc.:
3.70%, 5/15/29	380	444,994
4.625%, 9/15/42	450	576,526
Radian Group, Inc., 4.875%, 3/15/27	735	809,015
Regions Financial Corp., 5.75% to 6/15/25(2)(3)(4)	259	289,174
Simon Property Group, L.P., 4.25%, 11/30/46	255	296,620
Standard Chartered PLC, 6.00% to 7/26/25(1)(2)(3)	362	387,793
Stifel Financial Corp., 4.00%, 5/15/30	519	593,904
Synchrony Financial, 5.15%, 3/19/29	325	392,199
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(2)	373	395,072
Truist Financial Corp., 5.10% to 3/1/30(2)(3)	525	601,130
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)	450	507,520
Visa, Inc., 2.00%, 8/15/50	517	493,791
Welltower, Inc., 2.75%, 1/15/31	200	213,551
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(2)	367	378,527
		$34,642,084
Industrial — 7.2%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$485	$568,975
Cemex SAB de CV, 7.375%, 6/5/27(1)	200	227,850
FedEx Corp.:
4.25%, 5/15/30	425	516,915
4.55%, 4/1/46	425	546,784
Flowserve Corp., 3.50%, 10/1/30	266	284,015
Jabil, Inc.:
3.00%, 1/15/31	1,085	1,156,044
3.60%, 1/15/30	254	282,942

Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Johnson Controls International PLC, 4.625%, 7/2/44	$550	$ 726,965
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	897,070
Owens Corning:
3.95%, 8/15/29	525	605,846
4.40%, 1/30/48	559	674,342
Valmont Industries, Inc., 5.00%, 10/1/44	685	794,966
Xylem, Inc., 4.375%, 11/1/46	475	582,951
		$ 7,865,665
Technology — 5.7%
Apple, Inc.:
2.40%, 8/20/50	$1,100	$1,128,194
3.45%, 2/9/45	350	425,510
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450	506,902
DXC Technology Co., 4.75%, 4/15/27	1,163	1,332,017
Oracle Corp.:
4.00%, 7/15/46	280	343,704
4.125%, 5/15/45	500	618,220
Seagate HDD Cayman:
4.091%, 6/1/29(1)	81	86,937
5.75%, 12/1/34	1,204	1,420,437
Western Digital Corp., 4.75%, 2/15/26	248	274,350
		$6,136,271
Utilities — 10.9%
AES Corp. (The), 2.45%, 1/15/31(1)	$611	$619,421
American Water Capital Corp.:
3.75%, 9/1/47	890	1,092,048
4.00%, 12/1/46	500	633,624
Avangrid, Inc., 3.80%, 6/1/29	822	943,644
CMS Energy Corp., 3.00%, 5/15/26	500	551,787
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	294,812
4.00%, 11/15/57	420	517,632
4.30%, 12/1/56	260	330,687
Duquesne Light Holdings, Inc., 2.532%, 10/1/30(1)	266	275,571
Enel Finance International NV, 3.625%, 5/25/27(1)	573	650,882
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	500	542,500
MidAmerican Energy Co., 4.25%, 7/15/49	800	1,074,154
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	695,497
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	187	192,868
Northern States Power Co., 2.60%, 6/1/51	600	636,286
Public Service Co. of Colorado, 3.20%, 3/1/50	1,350	1,565,384
Sempra Energy, 4.875% to 10/15/25(2)(3)	960	1,028,400
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	$225	$ 230,863
		$ 11,876,060
Total Corporate Bonds (identified cost $77,348,909)		$ 87,292,239

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(5)(6)	$250	$ 240,995
Total High Social Impact Investments (identified cost $250,000)		$ 240,995

Preferred Stocks — 1.8%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)	24,700	$ 444,106
		$ 444,106
Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,000	$ 278,200
Series A2, 6.375%	31,000	718,890
		$ 997,090
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	18,400	$463,864
		$463,864
Total Preferred Stocks (identified cost $2,145,654)		$1,905,060

Taxable Municipal Obligations — 4.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.4%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,510,028
		$ 1,510,028

Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 166,219
3.034%, 6/1/34	110	117,504
		$ 283,723
Water and Sewer — 2.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 827,339
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	188,380
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,634,468
		$2,650,187
Total Taxable Municipal Obligations (identified cost $3,929,061)		$4,443,938

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 168,296
3.485%, 8/1/35	85	99,097
3.585%, 8/1/37	150	176,092
Total U.S. Government Agencies and Instrumentalities (identified cost $416,895)		$ 443,485

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$200	$ 189,094
1.375%, 11/15/40	108	106,625
1.375%, 8/15/50	327	305,643
2.00%, 2/15/50(4)	1,523	1,651,086
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(7)	3,629	4,331,187
U.S. Treasury Notes, 0.875%, 11/15/30(4)	1,031	1,027,134
Total U.S. Treasury Obligations (identified cost $7,512,424)		$ 7,610,769

Short-Term Investments — 3.0%
Other — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(8)	1,021,135	$ 1,021,237
Total Other (identified cost $1,021,237)		$ 1,021,237
Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(9)	2,266,037	$ 2,266,037
Total Securities Lending Collateral (identified cost $2,266,037)		$ 2,266,037
Total Short-Term Investments (identified cost $3,287,274)		$ 3,287,274
Total Investments — 101.2% (identified cost $99,461,550)		$109,882,600
Other Assets, Less Liabilities — (1.2)%		$ (1,295,808)
Net Assets — 100.0%		$108,586,792

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $20,665,039 or 19.0% of the Fund's net assets.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $2,503,046 and the total market value of the collateral received by the Fund was $2,558,504, comprised of cash of $2,266,037 and U.S. government and/or agencies securities of $292,467.
(5)	Affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $240,995, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

(9)	Represents investment of cash collateral received in connection with securities lending.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	5	Long	3/31/21	$630,820	$1,437
U.S. Long Treasury Bond	31	Long	3/22/21	5,368,813	(40,964)
U.S. Ultra-Long Treasury Bond	43	Long	3/22/21	9,183,188	(127,656)
U.S. Ultra 10-Year Treasury Note	(66)	Short	3/22/21	(10,319,719)	31,848
					$(135,335)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission. There are certain potential points of affiliation between the Fund and CIC. Calvert Research and Management (CRM) has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At December 31, 2020, the value of the Fund's investment in the Notes and affiliated funds was $1,262,232, which represents 1.1% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 250,000	$ —	$ —	$(9,005)	$ 240,995	$167	$ 250,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	257,967	8,808,162	(8,044,892)	(18)	18	1,021,237	639	1,021,135
Totals				$(18)	$(8,987)	$1,262,232	$806

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Calvert
Core Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,658,840	$—	$4,658,840
Corporate Bonds	—	87,292,239	—	87,292,239
High Social Impact Investments	—	240,995	—	240,995
Preferred Stocks	1,905,060	—	—	1,905,060
Taxable Municipal Obligations	—	4,443,938	—	4,443,938
U.S. Government Agencies and Instrumentalities	—	443,485	—	443,485
U.S. Treasury Obligations	—	7,610,769	—	7,610,769
Short-Term Investments:
Other	—	1,021,237	—	1,021,237
Securities Lending Collateral	2,266,037	—	—	2,266,037
Total Investments	$4,171,097	$105,711,503	$ —	$109,882,600
Futures Contracts	$33,285	$ —	$ —	$33,285
Total	$4,204,382	$105,711,503	$ —	$109,915,885
Liability Description
Futures Contracts	$(168,620)	$ —	$ —	$(168,620)
Total	$(168,620)	$ —	$ —	$(168,620)
Restricted Securities The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
Name Change
Effective February 1, 2021, the name of Calvert Core Bond Fund was changed from Calvert Long-Term Income Fund.